Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-liability position	(1,009)	-	(1,009)	-
Interest rate swaps-liability position	(73,931)	-	(73,931)	-
Total	(74,940)	-	(74,940)	-

Fair value liabilities of the current reporting period measured on recurring basis
	June 30, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-liability position	(490)	-	(490)	-
Interest rate swaps-liability position	(65,585)	-	(65,585)	-
Total	(66,075)	-	(66,075)	-